Feb. 01, 2021
AMG FQ Long-Short Equity Fund
AMG FQ Long-Short Equity Fund
Investment Objective
The AMG FQ Long-Short Equity Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2022. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 750% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity-related instruments, including derivatives. The Fund invests primarily in long and short equity-related positions in sectors, industries and companies in the U.S. based on First Quadrant, L.P.’s (“First Quadrant” or the “Subadviser”) assessment of relative attractiveness, which takes into account both growth and value characteristics. The Fund may invest in or have exposure to companies representing a broad range of market capitalizations, which generally may include small-and mid-capitalization companies. The Fund also may invest in or have exposure to securities issued by real estate investment trusts (“REITs”), other investment vehicles that invest in real estate and operating companies whose businesses relate to real estate. The Fund generally takes long positions in securities, either directly or through swaps or other derivatives, that the Subadviser believes will increase in value by purchasing the security outright or by entering into a swap on a basket of long stocks. The Fund generally takes short positions in securities, either directly or through swaps or other derivatives, that the Subadviser believes will decrease in value by selling the security short or by entering into a swap on a basket of short stocks. The Subadviser will vary the Fund’s long-short exposure over time based on the Subadviser’s assessment of market conditions and other factors. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). Downside risk is managed through a systematic portfolio protection structure (an option overlay known as a “put/spread collar” strategy) and/or dynamic management of equity market exposure which is intended to reduce risk of the Fund in periods of market stress. When implementing the Fund’s investment strategy, the Subadviser typically uses computer models to evaluate a broad universe of equity issuers. The Fund may use derivatives, such as swaps, futures, options, and foreign currency forwards or futures, to take long and short positions as a substitute for investing in conventional securities, or for any other reason, including to enhance return, earn income, or reduce exposure to other risks. The Fund may also use derivatives to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs. The Fund may invest in derivatives without limitation. Currently, the Fund intends to gain a portion of its long equity exposure and up to 100% of its short equity exposure through the use of a limited number of swaps with the same counterparty. The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash and cash equivalent holdings may serve as collateral for the Fund’s derivatives positions.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The Fund may be exposed to these risks directly, by investing in securities, or indirectly, through the use of derivatives. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies. Short Sales Risk—a short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses. Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result. Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses. Leverage Risk—borrowing and some derivative investments such as futures, forward commitment transactions and swaps may magnify smaller adverse market movements into relatively larger losses. Credit and Counterparty Risk—the issuer of bonds, ETNs or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits. Hedging Risk—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses. High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability. Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies. Model and Data Risk—when a quantitative model (“Model”) or information or data (“Data”) used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful. Furthermore, the success of a Model that is predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors or errors in design, which may cause the resulting output to be faulty. Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies. Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012, does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. Effective August 31, 2017, the Fund changed its name from “AMG FQ U.S. Equity Fund” to “AMG FQ Long-Short Equity Fund” and adopted changes to its investment strategies. Prior to August 31, 2017, the Fund focused on a U.S. equity strategy and generally did not take short equity positions although it did utilize an option overlay strategy that included the ability to both buy and sell short options. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Calendar Year Total Returns as of 12/31/20 (Class N)
Best Quarter: 13.17% (4th Quarter 2011)Worst Quarter: -14.42% (3rd Quarter 2011)
Average Annual Total Returns as of 12/31/20
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.